Discontinued Operations	12 Months Ended
Dec. 31, 2017
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS
NOTE 19 -	DISCONTINUED OPERATIONS

Sale of the “Radisson complex”

On November 29, 2017, the Company has announced, that its wholly owned indirect subsidiary (the “Vendor”) has signed a definitive sale and purchase agreement (the “Agreement”) for the sale of its entire shareholding (comprising approx. 98.2% of the outstanding share capital) in the company (the “SPV”) which owns the Radisson Hotel Complex in Bucharest, Romania, based on a property value of €169.2 million (the “Transaction”). The Agreement has been signed with an acquisition vehicle jointly owned by two international investment funds (the “Purchaser”).

The net proceeds that was derived from the Transaction (after offsetting the SPV’s senior bank loan, working capital and other adjustments, as well as transaction expenses) was approximately €81 million. Part of the net proceeds equal to €8 million was used to finance a vendor loan which has been granted for a period of 3 years, bearing interest at the rate of 5% per annum (the “Vendor Loan”).

The Vendor Loan acts as collateral for customary post-closing liabilities of the SPV, whereby the Purchaser may offset adjudicated losses which may be incurred by it as a result of a breach of warranties or in respect of certain indemnities given by the Vendor in terms of the Agreement. Additionally, the Company has granted a letter of guarantee in favor of the Purchaser pursuant to which it has undertaken to fulfill the Vendor’s undertakings and obligations under the Agreement (if and to the extent that the Vendor fails to do so).

On December 18, 2017 the Company has completed the transaction. Part of the Net Proceeds were applied in order to repay the Company outstanding loan to Bank Hapoalim Ltd. in the amount of approximately Euro 11.6 million and NIS 240 million were applied to an early repayment of interest and principal to the Company (series H) noteholders

Following the Closing and consummation of the transaction, the Company has ceased to operate the “Radisson Complex” hotel activity, and accordingly the said activity was classified as discontinued operation including comparative information.

Sale of Elbit Fashion

On January 5, 2015 Elbit Fashion has completed the sale of the operation and business of “Mango” retail stores in Israel from Elbit Fashion to Fox- Wiesel Ltd (the “Closing”) for consideration of approximately NIS 37.7 million. Following the Closing and consummation of the transaction, Elbit Fashion has ceased to operate the “Mango” retail stores activity, and accordingly the said activity was classified as discontinued operation.

Results of discontinued operations:

	Year ended December 31,
	2017	2016	2015
	NIS in thousands (except for per-share data)

Revenues from hotel operations and management	130,142	135,839	147,886
Revenues from fashion merchandise	-	-	1,857

	130,142	135,839	149,743

Expenses and losses
Cost of fashion merchandise	-	-	4,123
Cost of hotel operations and management	105,678	115,367	126,849
Financial expenses	20,103	19,634	31,444
Other income, net	(669)	(6,961)	(70,133)

	(125,112)	(128,040)	(92,283)

Profit (loss) from discontinued operations before income taxes	(5,030)	7,799	57,460

Income tax (income) expenses	80	(114)	1,229

Profit (loss) from discontinued operations	(5,110)	7,913	56,231

Gain from sale of hotels	(55,835)	-	-
Release of capital funds as a result of the sale of hotels	213,848	-	-
Total Profit from discontinued operations	152,903	7,913	56,231

Basic and diluted earnings per share	(16.64)	0.85	6.11

Reclassification of comparative information:

	As previously reported	Amendment	As presented in these financial statements
	NIS in thousands

Revenues
Revenues from sale of commercial centers	200,078	-	200,078
Revenues from Hotels operations and management	147,886	(147,886)	-

Total revenues	347,964	(147,886)	200,078

Gains and other
Rental income from commercial centers	83,849	-	83,849
Gain from sale of investees	6,712	-	6,712

Total gains	90,561	-	90,561

Total revenues and gains	438,525		290,639

Expenses and losses
Cost of commercial centers	290,360	-	290,360
Hotels operations and management	126,849	(126,849)	-
General and administrative expenses	16,678	-	16,678
Share in losses of associates, net	42,925	-	42,925
Financial expenses	236,288	(28,567)	207,721
Financial income	(2,154)	-	(2,154)
Change in fair value of financial instruments measured at fair value through profit and loss	5,446	(2,878)	2,568
Write-down, charges and other expenses, net	38,298	60,994	99,292

	754,690	(97,300)	657,390

Loss before income taxes	(316,165)	(50,586)	(366,751)

Income taxes expenses (tax benefits)	5,631	(1,229)	4,402

Loss from continuing operations	(321,796)	(49,357)	(371,153)

Profit from discontinued operations, net	6,874	49,357	56,231

Loss for the year	(314,922)	-	(314,922)

Attributable to:
Equity holders of the Company	(186,150)	-	(186,150)
Non-controlling interest	(128,772)	-	(128,772)

	(314,922)	-	(314,922)

Loss from continuing operations
Equity holders of the Company	(193,024)	(49,685)	(242,709)
Non-controlling interest	(128,772)	309	(128,463)

	(321,796)	(49,376)	(371,172)

Profit from discontinued operation, net
Equity holders of the Company	6,874	49,666	56,540
Non-controlling interest	-	(309)	(309)

	6,874	49,357	56,231

Statement of Cash flows

The statement of cash flows includes the following amounts relating to discontinued operations, the majority of which as of December 2015, are attributable to the discontinued fashion apparel and hotels operations:

	Year ended December 31,
	2017	2016	2015
	NIS in thousands (except for per-share data)

Operating activities	49,142	26,443	(5,921)
Other investment activities	297,875	14,082	216,957
Other financing activities	(157,948)	118,556	(189,203)

Net cash provided by (used in) discontinued operations	189,069	159,081	(21,833)